IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Credit Risk [line items]
Past due loans	$ 8,409	$ 8,281
Residential mortgages [member]
Credit Risk [line items]
Past due loans	4,394	4,510
Personal [member]
Credit Risk [line items]
Past due loans	879	830
Credit card [member]
Credit Risk [line items]
Past due loans	778	806
Business and government [member]
Credit Risk [line items]
Past due loans	2,358	$ 2,135
Current [member]
Credit Risk [line items]
Past due loans	6,458
Current [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	3,281
Current [member] | Personal [member]
Credit Risk [line items]
Past due loans	685
Current [member] | Credit card [member]
Credit Risk [line items]
Past due loans	436
Current [member] | Business and government [member]
Credit Risk [line items]
Past due loans	2,056
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,772
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,112
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	194
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	164
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	302
Later than three months [member]
Credit Risk [line items]
Past due loans	179
Later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 178